T. ROWE PRICE International Discovery Fund
January 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 2.1%
Common Stocks 2.1%
Arcos Dorados Holdings, Class A (USD)  1,655,859 20,500
MercadoLibre (USD) (1) 59,727 102,241
Total Argentina (Cost
$22,531
)
122,741
AUSTRALIA 1.3%
Common Stocks 1.3%
ALS  1,437,802 11,813
Cochlear  89,232 17,708
oOh!media  15,455,015 16,132
Pilbara Minerals  8,061,117 18,361
Reliance Worldwide  4,646,334 12,703
Total Australia (Cost
$65,237
)
76,717
AUSTRIA 2.0%
Common Stocks 2.0%
BAWAG Group  1,831,076 94,276
Schoeller-Bleckmann Oilfield Equipment  454,741 21,599
Total Austria (Cost
$109,854
)
115,875
BRAZIL 1.9%
Common Stocks 1.6%
CI&T, Class A (USD) (1)(2) 1,610,880 7,169
Intelbras Industria de Telecomunicacao Eletronica Brasileira  3,896,927 16,494
Klabin  9,166,504 39,538
Lojas Renner  9,695,059 31,525
94,726
Preferred Stocks 0.3%
Marcopolo  11,115,898 17,904
17,904
Total Brazil (Cost
$111,245
)
112,630
CANADA 8.8%
Common Stocks 8.8%
Aritzia (1)(2) 1,427,733 34,736
ATS (1) 570,931 24,422

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Aya Gold & Silver (1) 1,713,141 13,137
Definity Financial  990,389 28,818
dentalcorp Holdings (1) 2,239,278 10,926
Descartes Systems Group (1) 579,383 50,731
ERO Copper (1)(2) 2,229,683 34,910
Exchange Income (2) 673,701 23,542
Filo (1) 1,465,499 22,531
Jamieson Wellness  1,005,764 23,108
Kinaxis (1) 126,814 15,443
Maple Leaf Foods (2) 1,086,899 20,728
NuVista Energy (1) 2,591,514 20,085
Richelieu Hardware  704,999 22,769
Shopify, Class A (1) 792,331 63,430
SNC-Lavalin Group (2) 1,053,732 34,948
Spin Master  896,653 23,062
StorageVault Canada  7,629,767 30,475
Wesdome Gold Mines (1) 3,687,095 21,748
Total Canada (Cost
$417,340
)
519,549
CHINA 10.5%
Common Stocks 5.7%
Atour Lifestyle Holdings, ADR (USD)  40,376 699
BOE Varitronix (HKD)  11,767,000 7,628
Bosideng International Holdings (HKD)  30,234,000 13,668
China Overseas Property Holdings (HKD)  20,630,000 13,674
China Resources Gas Group (HKD)  9,366,900 26,564
China Resources Mixc Lifestyle Services (HKD)  16,742,200 48,348
H World Group (HKD)  11,028,100 34,567
Haier Smart Home, Class H (HKD)  8,547,800 24,153
Hesai Group, ADR (USD) (1) 212,750 1,240
Kanzhun, ADR (USD) (2) 4,989,688 69,407
Shandong Weigao Group Medical Polymer, Class H (HKD)  25,777,600 16,467
Tsingtao Brewery, Class H (HKD)  4,130,000 23,569
Yangzijiang Shipbuilding Holdings (SGD)  43,994,300 54,923
334,907
Common Stocks - China A Shares 4.8%
China Oilfield Services, A Shares (CNH)  13,982,320 29,864
CNOOC Energy Technology & Services, A Shares (CNH)  37,045,116 15,077
Fuyao Glass Industry Group, A Shares (CNH)  5,592,838 29,620
Hongfa Technology, A Shares (CNH)  5,489,132 17,112
Huali Industrial Group, A Shares (CNH)  2,137,130 15,755
Jason Furniture Hangzhou, A Shares (CNH)  5,990,370 28,256
Moon Environment Technology, A Shares (CNH)  7,087,200 10,310
Qingdao Hiron Commercial Cold Chain, A Shares (CNH)  4,563,240 8,273

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Shandong Pharmaceutical Glass, A Shares (CNH)  5,356,414 17,545
Shenzhen Megmeet Electrical, A Shares (CNH)  7,139,686 19,361
SUPCON Technology, A Shares (CNH)  1,403,608 6,887
Warom Technology, A Shares (3) 6,004,143 13,467
WUS Printed Circuit Kunshan, A Shares (CNH)  3,141,910 8,591
Yantai Jereh Oilfield Services Group, A Shares (CNH)  7,085,344 25,905
YTO Express Group, A Shares (CNH)  6,108,934 9,479
Yunnan Aluminium, A Shares (CNH)  9,114,000 13,612
Zhejiang Dingli Machinery, A Shares (CNH)  2,529,900 18,155
287,269
Total China (Cost
$823,590
)
622,176
DENMARK 0.9%
Common Stocks 0.9%
Royal Unibrew  234,266 15,346
Zealand Pharma (1) 516,633 35,292
Total Denmark (Cost
$30,295
)
50,638
EGYPT 0.1%
Common Stocks 0.1%
Integrated Diagnostics Holdings (USD) (1) 17,514,095 6,068
Total Egypt (Cost
$15,131
)
6,068
FINLAND 0.5%
Common Stocks 0.5%
Mandatum (1) 866,864 3,914
Valmet  807,479 22,855
Total Finland (Cost
$24,731
)
26,769
FRANCE 5.5%
Common Stocks 5.5%
Coface  1,180,284 15,949
Edenred  448,080 26,763
Eramet (2) 228,911 15,767
Esker (2) 118,108 19,834
Eurofins Scientific  626,311 37,714
Gaztransport Et Technigaz  223,221 31,295
Lectra (2) 68,369 2,412
Nexity (2) 1,488,713 24,814

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Remy Cointreau  159,749 16,186
SPIE  2,489,379 82,343
Tikehau Capital (2) 1,045,784 23,930
Virbac  73,255 26,437
Total France (Cost
$260,543
)
323,444
GERMANY 4.7%
Common Stocks 4.7%
Adesso (2) 125,278 12,568
flatexDEGIRO (1) 4,222,623 46,175
Hypoport (1)(2) 97,531 20,717
Knaus Tabbert (2) 368,067 16,332
Nagarro (1)(2) 183,584 17,943
Redcare Pharmacy (1)(2) 448,920 62,487
Schott Pharma (1) 806,699 31,369
Scout24  286,104 21,066
Siltronic (2) 394,855 37,112
Zalando (1) 600,282 11,986
Total Germany (Cost
$240,850
)
277,755
HONG KONG 0.7%
Common Stocks 0.7%
ASMPT  2,599,200 25,083
Impro Precision Industries  54,349,000 17,375
Total Hong Kong (Cost
$48,277
)
42,458
INDIA 4.2%
Common Stocks 4.2%
Astral  1,305,966 28,847
Blue Star  1,952,200 27,038
Computer Age Management Services  109,619 3,819
CreditAccess Grameen (1) 1,395,167 26,804
Dixon Technologies India  230,195 16,586
FSN E-Commerce Ventures (1) 4,444,995 8,775
Info Edge India  309,184 18,745
Page Industries  43,714 19,679
Polycab India  453,405 23,672
TeamLease Services (1) 483,393 16,569
Torrent Pharmaceuticals  632,421 19,112
Zomato (1) 21,765,013 36,477
Total India (Cost
$141,812
)
246,123

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
IRELAND 0.6%
Common Stocks 0.6%
Cairn Homes (GBP)  21,528,609 32,959
Total Ireland (Cost
$25,602
)
32,959
ITALY 5.1%
Common Stocks 5.1%
Amplifon  2,804,780 91,544
Ariston Holding  2,815,541 18,478
BFF Bank  2,770,813 29,943
Carel Industries  1,521,189 36,837
Ermenegildo Zegna (USD)  3,064,085 37,351
FinecoBank Banca Fineco  2,257,202 32,545
GVS (1) 2,700,254 17,222
Interpump Group  221,514 10,950
Technoprobe (1) 2,438,934 24,244
Total Italy (Cost
$188,625
)
299,114
JAPAN 20.2%
Common Stocks 20.2%
Aida Engineering  2,074,200 11,793
Aiful  22,217,300 55,702
Daiei Kankyo  1,735,900 29,532
Daiwabo Holdings  1,239,200 26,946
Dexerials  328,000 9,453
Disco  68,400 18,457
eGuarantee  668,200 8,709
Eiken Chemical  1,754,600 21,869
Electric Power Development  2,212,100 37,158
Fukui Computer Holdings  329,400 5,814
Fukuoka Financial Group  598,800 14,717
Fuso Chemical  432,100 12,168
Hanwa  1,768,100 64,671
Hikari Tsushin  219,600 38,265
Horiba (2) 576,300 46,239
Idec  1,413,200 28,280
IHI  1,323,000 25,304
Konica Minolta (1) 1,852,500 5,084
METAWATER  1,574,700 22,949
Miura  600,100 10,966

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Modec (1) 1,669,700 26,075
Musashi Seimitsu Industry  905,700 10,280
Nakanishi  1,026,900 16,806
Nextage (2) 2,884,700 43,463
Nifco  412,400 10,702
Nippon Ceramic  596,200 10,797
Nippon Seiki  2,719,600 25,208
Nippon Soda  1,394,000 53,811
Nipro  4,413,600 35,543
Niterra  1,496,400 40,296
Obara Group (2)(4) 1,484,200 40,374
Persol Holdings  13,388,100 21,283
Sakata INX (4) 3,859,900 37,241
Sankyu  398,400 14,893
Sanwa Holdings  1,136,300 17,367
Seibu Giken (2) 361,400 3,837
Sumitomo Seika Chemicals  592,900 21,012
Taiheiyo Cement  2,201,800 45,318
Takeuchi Manufacturing  942,800 32,232
Takuma  1,325,600 15,597
Tokai Carbon  2,805,100 19,728
Tokyo Century  1,715,000 19,056
Tokyo Seimitsu  366,700 23,753
Tokyo Tatemono  2,758,500 42,514
Toyo Tire  2,738,400 45,343
Yellow Hat  2,164,300 26,870
Total Japan (Cost
$1,054,438
)
1,193,475
LITHUANIA 0.4%
Common Stocks 0.4%
Baltic Classifieds Group (GBP)  7,807,066 23,910
Total Lithuania (Cost
$17,795
)
23,910
MEXICO 0.9%
Common Stocks 0.9%
Corp. Inmobiliaria Vesta (2) 7,014,108 26,652
Corp. Inmobiliaria Vesta, ADR (USD)  166,087 6,298
Grupo Aeroportuario del Sureste, ADR (USD)  68,161 19,926
Total Mexico (Cost
$29,541
)
52,876

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS 1.5%
Common Stocks 1.5%
Aalberts  730,755 29,061
IMCD  313,254 47,815
Van Lanschot Kempen, CVA  455,741 13,721
Total Netherlands (Cost
$37,832
)
90,597
NEW ZEALAND 0.3%
Common Stocks 0.3%
Fisher & Paykel Healthcare  1,159,218 16,743
Total New Zealand (Cost
$1,079
)
16,743
NORWAY 1.2%
Common Stocks 1.2%
Subsea 7  2,123,538 28,621
TGS  4,527,302 44,086
Total Norway (Cost
$87,081
)
72,707
SPAIN 3.2%
Common Stocks 3.2%
Aedas Homes  1,118,241 21,379
Amadeus IT Group  989,935 69,375
CIE Automotive  525,122 13,854
Fluidra (2) 1,771,609 38,354
Laboratorios Farmaceuticos Rovi  661,351 45,615
Total Spain (Cost
$143,549
)
188,577
SWEDEN 1.8%
Common Stocks 1.8%
Beijer Ref (2) 2,030,052 27,639
Nordnet  1,642,758 25,850
Norva24 Group (1) 7,191,280 18,872
Olink Holding, ADR (USD) (1) 706,031 17,284
Trelleborg, Class B  600,052 18,264
Total Sweden (Cost
$91,516
)
107,909

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
SWITZERLAND 2.5%
Common Stocks 2.5%
ams-OSRAM (1)(2) 6,981,116 16,339
DKSH Holding  510,471 35,720
Montana Aerospace (1) 2,650,294 51,754
Sensirion Holding (1)(2) 143,514 11,943
SKAN Group  124,559 10,990
Tecan Group  61,230 23,372
Total Switzerland (Cost
$145,000
)
150,118
TAIWAN 0.2%
Common Stocks 0.2%
King Yuan Electronics  3,383,000 9,037
Total Taiwan (Cost
$6,699
)
9,037
UNITED KINGDOM 14.8%
Common Stocks 14.8%
Adriatic Metals, CDI (AUD) (1) 11,107,518 25,748
Ascential (1)(4) 32,272,677 124,307
Auction Technology Group (1)(2) 3,305,717 22,822
Big Yellow Group  2,724,342 39,394
Bridgepoint Group  7,738,336 26,353
Croda International  766,660 46,403
Diploma  302,635 12,475
Dowlais Group  9,084,881 10,378
FD Technologies (1) 1,167,418 18,550
Funding Circle Holdings (1) 7,449,730 2,825
Genuit Group  5,020,409 26,849
Genus  1,077,494 31,296
Helios Towers (1)(2) 17,431,073 17,423
Hiscox  2,191,973 28,769
Intermediate Capital Group  3,137,834 70,743
IQE (1)(2)(4) 71,551,343 18,034
Keywords Studios (2) 2,551,019 53,347
Oxford Nanopore Technologies (1) 5,030,014 10,208
Persimmon  1,150,221 21,185
Renishaw  444,615 19,664
Rotork  12,111,970 47,747
Spirax-Sarco Engineering  309,101 38,904
Syncona (1) 8,902,373 13,228

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Victrex (2) 1,902,469 32,757
Watches of Switzerland Group (1) 3,613,802 17,019
Weir Group  1,229,989 28,272
YouGov  4,708,219 69,451
Total United Kingdom (Cost
$792,138
)
874,151
UNITED STATES 0.5%
Common Stocks 0.5%
Kosmos Energy (1)(2) 5,352,133 32,434
Total United States (Cost
$33,291
)
32,434
VIETNAM 1.6%
Common Stocks 1.6%
Asia Commercial Bank  21,968,505 24,928
FPT  9,480,286 39,572
Hoa Phat Group (1) 27,086,400 30,670
Total Vietnam (Cost
$78,712
)
95,170
SHORT-TERM INVESTMENTS 1.8%
Money Market Funds 1.8%
T. Rowe Price Government Reserve Fund, 5.40% (4)(5) 109,170,809 109,171
Total Short-Term Investments (Cost $109,171) 109,171
SECURITIES LENDING COLLATERAL 2.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund, 5.40% (4)(5) 143,572,809 143,573
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 143,573
Total Securities Lending Collateral (Cost $143,573) 143,573
Total Investments in Securities 102.2%
(Cost $5,297,078) $ 6,035,464
Other Assets Less Liabilities (2.2)% (127,249)
Net Assets 100.0% $ 5,908,215

T. ROWE PRICE International Discovery Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at January 31, 2024.
(3) China A shares held through the QFII are subject to certain restrictions.
(4) Affiliated Companies
(5) Seven-day yield
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CNH Offshore China Renminbi
CVA Dutch Certificate (Certificaten Van Aandelen)
GBP British Pound
HKD Hong Kong Dollar
SGD Singapore Dollar
USD U.S. Dollar

T. ROWE PRICE International Discovery Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Ascential  $ (3,392) $ 26,588 $ —
IQE  (878) 7,139 —
Marcopolo  19,886 (3,074) 340
Nippon Soda  686 3,429 —
Obara Group  — 4,651 —
Sakata INX  — 4,976 324
T. Rowe Price Government Reserve Fund, 5.40% — — 1,414++
Totals $ 16,302# $ 43,709 $ 2,078+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
01/31/24
Ascential  $ 111,644 $ — $ 13,925 $ 124,307
IQE  12,059 — 1,164 18,034
Marcopolo  43,858 — 22,880 *
Nippon Soda  53,725 — 3,343 *
Obara Group  31,492 4,231 — 40,374
Sakata INX  32,265 — — 37,241
T. Rowe Price Government
Reserve Fund, 5.40% 130,552  ¤  ¤ 252,744
Total $ 472,700^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,078 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $487,396.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE International Discovery Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Discovery Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE International Discovery Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE International Discovery Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 314,549 $ 5,450,267 $ — $ 5,764,816
Preferred Stocks — 17,904 — 17,904
Short-Term Investments 109,171 — — 109,171
Securities Lending Collateral 143,573 — — 143,573
Total $ 567,293 $ 5,468,171 $ — $ 6,035,464

T. ROWE PRICE International Discovery Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F38-054Q1 01/24